COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Oct. 30, 2011
COMMITMENTS AND CONTINGENCIES
Schedule of purchase commitments

(in thousands)
2012	$ 1,646,758
2013	1,016,381
2014	780,275
2015	659,322
2016	650,682
Later years	2,551,871
Total	$ 7,305,289

Schedule of noncancelable operating lease commitments

(in thousands)
2012	$ 12,742
2013	8,412
2014	5,480
2015	4,307
2016	3,423
Later years	6,432
Total	$ 40,796